Subordinated Notes and Debentures - Additional Information (Detail) - 3.06% Subordinated Debentures due January 26, 2032 [member] $ in Millions	Jun. 25, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 1,750
Interest rate (%)	3.06%
Earliest par redemption date	Jan. 26, 2027
Reset spread (%)	1.33%
Interest rate reset basis	Three-month Bankers' Acceptance rate
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	60 days
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	30 days